Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

		$ million
	2020	2019
Cash	6,235	6,462
Triparty repos and term bank deposits	17,368	10,296
Cash equivalents (excluding triparty repos and term bank deposits)	7,508	5,714
	31,111	22,472
Cash and cash equivalents comprise cash in hand; current balances with banks and similar institutions; deposits of three months or less with banks and similar institutions; money market funds and commercial paper. The carrying amounts of cash, triparty repos and term bank deposits approximate their fair values. Substantially all of the other cash equivalents are categorized within level 1 of the fair value hierarchy.
Cash and cash equivalents at 31 December 2020 includes $1,917 million (2019 $1,676 million) that is restricted. The restricted cash balances include amounts required to cover initial margin on trading exchanges and certain cash balances which are subject to exchange controls.
The group holds $3,890 million (2019 $4,678 million) of cash and cash equivalents outside the UK and it is not expected that any significant tax will arise on repatriation.